INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
INTANGIBLE ASSETS
Amount to be amortized within one year	$ 127	$ 127
Amount to be amortized over one year but within five years	508	508
Amount to be amortized over five years	2,455	2,619
Total	$ 3,090	$ 3,254